Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Investments [Line Items]
Revenue	$ 2,717	$ 12,498	$ 5,002	$ 19,821
Gross profit	133	842	649	2,377
Operating expenses:
Research and development	1,211	1,574	2,434	2,867
General and administrative	4,174	4,106	7,008	6,778
Sales and marketing	224	290	431	733
Foreign exchange (gain) loss	1,693	(4,224)	2,700	(5,427)
Depreciation and amortization	45	106	155	214
Operating expenses	7,347	1,852	12,728	5,165
Loss from operations	(7,214)	(1,010)	(12,079)	(2,788)
Interest income, net of bank charges	(6)	(147)	736	502
Loss before income taxes	(11,152)	(5,009)	(16,746)	(10,214)
Income tax (recovery) expense	223	44	336	134
Net loss from continuing operations	(11,375)	(5,053)	(17,082)	(10,348)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	27,071	12,020	49,320	28,819
Cost of revenue	23,257	13,946	43,930	30,230
Gross profit	3,814	(1,926)	5,390	(1,411)
Operating expenses:
Research and development	1,182	1,888	2,662	4,890
General and administrative	2,969	2,692	5,232	5,419
Sales and marketing	621	322	882	618
Foreign exchange (gain) loss	263	(845)	(449)	(88)
Depreciation and amortization	899	860	1,773	1,590
Operating expenses	5,934	4,917	10,100	12,429
Loss from operations	(2,120)	(6,843)	(4,710)	(13,840)
Interest income, net of bank charges	(73)	25	(19)	32
Loss before income taxes	(2,193)	(6,818)	(4,729)	(13,808)
Income tax (recovery) expense	182	(72)	168	(64)
Net loss from continuing operations	(2,375)	(6,746)	(4,897)	(13,744)
Cespira Joint Venture | Product revenue
Schedule of Investments [Line Items]
Revenue	18,918	8,344	34,049	18,450
Cespira Joint Venture | Aftermarket revenue
Schedule of Investments [Line Items]
Revenue	5,517	2,647	9,878	5,719
Cespira Joint Venture | Service revenue
Schedule of Investments [Line Items]
Revenue	$ 2,636	$ 1,029	$ 5,393	$ 4,650